Note 29 - Share-based Payments (Details Textual) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 12, 2025	May 15, 2024 $ / shares	Feb. 16, 2021 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Jun. 01, 2023 $ / shares	May 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jul. 31, 2021 shares
Statement Line Items [Line Items]
Maximum number of instruments authorized in share-based payment arrangement (in shares) | shares										25,000,000
Number of share options outstanding in share-based payment arrangement				5,845,207	4,944,061	2,577,467			1,163,597
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)				$ 18.1	$ 14	$ 25.76			$ 37.98
Number of share options granted in share-based payment arrangement				1,458,858	2,881,758	1,575,234
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share)				$ 24.52	$ 14	$ 25.76
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)				$ 14.14	$ 0	$ 0
Advisor [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement				0	0	1,812,500			2,250,000
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)				$ 0	$ 0	$ 15.97			$ 28.7
Number of share options granted in share-based payment arrangement			4,500,000
Weighted average exercise price of share options granted in share-based payment arrangement (in dollars per share)			$ 16
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)				$ 0	$ 11.1	$ 0
Reversal of expense from share-based payment transactions | $						$ 12,400
Increase (decrease) through exercise of options, equity | $				$ 0
The 2021 employee equity plan [member]
Statement Line Items [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				350,010
Number of share options outstanding in share-based payment arrangement				1,869,704
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)							$ 14	$ 37.98
The 2022 employee equity plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement				1,575,234
The 2022 employee equity plan [member] | Top of range [member]
Statement Line Items [Line Items]
Vesting percentage of equity instruments for share-based payment arrangement				50.00%
The 2022 employee equity plan [member] | Bottom of range [member]
Statement Line Items [Line Items]
Vesting percentage of equity instruments for share-based payment arrangement				25.00%
The 2023 employee equity plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement				2,898,787
The 2023 employee equity plan [member] | Top of range [member]
Statement Line Items [Line Items]
Vesting percentage of equity instruments for share-based payment arrangement				25.00%
The 2023 employee equity plan [member] | Bottom of range [member]
Statement Line Items [Line Items]
Vesting percentage of equity instruments for share-based payment arrangement				20.00%
The 2024 option plan [member]
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement				1,441,829
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)				$ 18.1
Option life, share options granted				10
Period of vesting of equity instruments for share-based payment arrangement (Year)				4 years
Weighted average remaining contractual life of outstanding share options (Year)				7 years 10 months 24 days
Tranche 1 options, vesting day of grant [member] | Advisor [member]
Statement Line Items [Line Items]
Vesting percentage of equity instruments for share-based payment arrangement			50.00%
Tranche 1 options, vesting over time [member] | Advisor [member]
Statement Line Items [Line Items]
Vesting percentage of equity instruments for share-based payment arrangement			50.00%
Period of vesting of equity instruments for share-based payment arrangement (Year)			3 years
Tranche 2 options [member] | Advisor [member]
Statement Line Items [Line Items]
Period of vesting of equity instruments for share-based payment arrangement (Year)			3 years
Tranche 1 options [member] | Advisor [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share)		$ 2,250,000
BMC1 Class A Restricted Units [member]
Statement Line Items [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				9,923,937	4,787,234	4,787,234			0
Number of other equity instruments granted in share-based payment arrangement	5,136,703			0	0	4,787,234
BMC1 Class A and B Units [Member]
Statement Line Items [Line Items]
Number of shares issuable from exercise of other equity instruments	7,075,504
Number of other equity instruments exercisable in share-based payment arrangement				4,796,454